TAXES - Schedule of Reconciliation of Federal Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income before income taxes	$ 158	$ 82	$ 63	$ 147	$ 75	$ (13)	$ 145	$ 63	$ 303	$ 209	$ 413	$ 329	$ 158
Federal statutory income tax											87	69	33
Tax credits											0	0	0
AFUDC equity income											(6)	(1)	(1)
AFUDC equity depreciation											0	0	0
Nondeductible SEC and OAG Settlements												0
Tax related to FE's equity investment in FET											0	0
Changes in valuation allowances											0	0	0
Excess deferred tax amortization											(1)	(4)	(4)
Remeasurement of excess deferred income taxes											0	0
Federal and state related flow-through											(2)	0	0
Deductions associated with certain equity investments												0
Deferred taxes associated with FET equity interest sale											0	0	0
Other											0	0	(1)
Changes in unrecognized tax benefits											0		(28)
State and municipal income taxes, net of federal effect											29	23	34
Total income taxes on income from continuing operations	$ 40	$ 20	$ 16	$ 40	$ 20	$ (4)	$ 36	$ 16	$ 76	$ 56	$ 107	$ 87	$ 33
Percent
Federal statutory income tax											21.00%	21.00%	21.00%
Tax credits											0.00%	0.00%	0.00%
AFUDC equity income											(1.40%)	(0.30%)	(0.60%)
AFUDC equity depreciation											0.00%	0.00%	0.00%
Nondeductible SEC and OAG Settlements												0.00%
Tax related to FE's equity investment in FET											0.00%	0.00%
Changes in valuation allowances											0.00%	0.00%	0.00%
Excess deferred tax amortization											(0.20%)	(1.30%)	(2.60%)
Remeasurement of excess deferred income taxes											0.00%	0.00%
Federal and state related flow-through											(0.50%)	0.00%	0.00%
Deductions associated with certain equity investments												0.00%
Deferred taxes associated with FET equity interest sale											0.00%	0.00%	0.00%
Other											0.00%	0.00%	(0.60%)
Changes in unrecognized tax benefits											0.00%		(17.80%)
State and municipal income taxes, net of federal effect											7.00%	7.00%	21.50%
Total income taxes											25.90%	26.40%	20.90%
First Energy [Member]
Amount
Income before income taxes											$ 1,559	$ 1,504	$ 1,464
Federal statutory income tax											327	316	307
Tax credits											(5)	(6)	(6)
AFUDC equity income											(23)	(13)	(9)
AFUDC equity depreciation											4	1	6
Nondeductible SEC and OAG Settlements												27
Tax related to FE's equity investment in FET											13	16
Changes in valuation allowances											3	1	(33)
Excess deferred tax amortization											(42)	(52)	(46)
Remeasurement of excess deferred income taxes											(70)	(43)
Federal and state related flow-through											(37)	(18)	(27)
Deductions associated with certain equity investments												(19)
Deferred taxes associated with FET equity interest sale											6	6	58
Other											2	6	9
Changes in unrecognized tax benefits											1		41
State and municipal income taxes, net of federal effect											109	155	(33)
Total income taxes on income from continuing operations											$ 288	$ 377	$ 267
Percent
Federal statutory income tax											21.00%	21.00%	21.00%
Tax credits											(0.30%)	(0.40%)	(0.40%)
AFUDC equity income											(1.50%)	(0.90%)	(0.60%)
AFUDC equity depreciation											0.30%	0.10%	0.40%
Nondeductible SEC and OAG Settlements												1.80%
Tax related to FE's equity investment in FET											0.80%	1.10%
Changes in valuation allowances											0.20%	0.10%	(2.30%)
Excess deferred tax amortization											(2.70%)	(3.50%)	(3.10%)
Remeasurement of excess deferred income taxes											(4.50%)	(2.90%)
Federal and state related flow-through											(2.40%)	(1.20%)	(1.80%)
Deductions associated with certain equity investments												(1.30%)
Deferred taxes associated with FET equity interest sale											0.40%	0.40%	4.00%
Other											0.10%	0.40%	0.60%
Changes in unrecognized tax benefits											0.10%		2.80%
State and municipal income taxes, net of federal effect											7.00%	10.30%	(2.30%)
Total income taxes											18.50%	25.10%	18.20%